UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
       WASHINGTON, D.C.  20549

       FORM 13F COVER PAGE

 Report for the month ended: 06/30/1999

 Check here if Amendment [  ] ; Amendment Number:
 This Amendment (Check only one.): [  ] is a restatement.
                                   [  ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:     Clay Finlay Inc.
 Address:  200 Park Avenue
           56th Floor
           New York, NY 10016

 13F File Number:  28-2989

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statments, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      William O'Donnell
 Title:     Treasurer
 Phone:     212-557-7022
 Signature, Place, and Date of Signing:

 William O'Donnell    New York, New York    07/21/1999

 Report Type (Check only one.):

 [ X]        13F HOLDINGS REPORT.

 [  ]        13F NOTICE.

 [  ]        13F COMBINATION REPORT.


 List of Other Managers Reporting for this Manager:


 I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
 ACT OF 1934.

 FORM 13F SUMMARY PAGE

 Number of Other Included Managers:         0

 Form 13F Information Table Entry Total:   46

 Form 13F Information Table Value Total:   369769

 List of Other Managers:

                                                                FORM 13F INFORMATION TABLE
                                                             VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
 NAME OF ISSUER                TITLE OF CLASS    CUSIP      (X$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS  SOLE     SHARED   NONE
 ----------------------------- ----------------- ---------- -------- -------- --- ---- ------- ---------- -------- -------- -------
 Abbott Laboratories           COM               002824100     11425   251800 SH       SOLE                 251800        0      0
 Adobe Systems                 COM               00724F101     12767   155400 SH       SOLE                 155400        0      0
 AGCO                          COM               001084102      2639   233300 SH       SOLE                 233300        0      0
 Archer-Daniels Midland        COM               039483102      7035   455695 SH       SOLE                 455695        0      0
 Avnet                         COM               053807103      7035   151300 SH       SOLE                 151300        0      0
 Becton Dickinson              COM               075887109     10755   358500 SH       SOLE                 358500        0      0
 Texaco                        COM               881694103     12874   206400 SH       SOLE                 206400        0      0
 FDX Corp.                     COM               31304N107     14485   267000 SH       SOLE                 267000        0      0
 CSX                           COM               126408103      9917   218550 SH       SOLE                 218550        0      0
 Chase Manhattan Corp.         COM               16161A108     18200   210400 SH       SOLE                 210400        0      0
 Dayton Hudson                 COM               239753106     20300   312300 SH       SOLE                 312300        0      0
 Bank One                      COM               06423A103     15177   254800 SH       SOLE                 254800        0      0
 Eastman Kodak                 COM               277461109      9539   140800 SH       SOLE                 140800        0      0
 Federal National Mortgage     COM               313586109     24850   364100 SH       SOLE                 364100        0      0
 Ford Motor                    COM               345370100     17078   302600 SH       SOLE                 302600        0      0
 General Electric              COM               369604103     14018   124050 SH       SOLE                 124050        0      0
 Hewlett-Packard               COM               428236103     17175   170900 SH       SOLE                 170900        0      0
 Hilton Hotels                 COM               432848109      5556   391600 SH       SOLE                 391600        0      0
 Home Depot                    COM               437076102      7488   116200 SH       SOLE                 116200        0      0
 Intel Corporation             COM               458140100     17951   301700 SH       SOLE                 301700        0      0
 Johnson & Johnson             COM               478160104      9173    93600 SH       SOLE                  93600        0      0
 Hartford Financial Services   COM               416515104      8461   145100 SH       SOLE                 145100        0      0
 Network Associates            COM               640938106      1812   123400 SH       SOLE                 123400        0      0
 Micron Technology             COM               595112103      9372   231400 SH       SOLE                 231400        0      0
 Morgan J.P.                   COM               616880100      5732    40800 SH       SOLE                  40800        0      0
 Tenet Healthcare              COM               88033G100      5279   284400 SH       SOLE                 284400        0      0
 Pall Corporation              COM               696429307      4260   192000 SH       SOLE                 192000        0      0
 Reynolds Metals               COM               761763101      7472   126650 SH       SOLE                 126650        0      0
 Safeco                        COM               786429100      7325   166000 SH       SOLE                 166000        0      0
 St. Paul Companies            COM               79286010       7206   226500 SH       SOLE                 226500        0      0
 Sears Roebuck                 COM               812387108      9955   223400 SH       SOLE                 223400        0      0
 Tenneco                       COM               88037E101      5613   235100 SH       SOLE                 235100        0      0
 USX Marathon                  COM               902905827      5041   154800 SH       SOLE                 154800        0      0
 Unocal                        COM               915289102      7596   191700 SH       SOLE                 191700        0      0
 Union Pacific Resources       COM               907834105      2486   152400 SH       SOLE                 152400        0      0
 Waste Management              COM               94106L109      5499   102300 SH       SOLE                 102300        0      0
 Warner Lambert                COM               934488107      9671   139900 SH       SOLE                 139900        0      0